Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*	195,132	$3,412,859
CURRENCY – 20.4%
Invesco DB U.S. Dollar Index Bullish Fund*	162,065	4,584,819
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	97,629	2,742,398
		7,327,217
EQUITY – 9.9%
Vanguard Mega Cap Value ETF	35,289	3,551,132
FIXED INCOME – 60.0%
Vanguard Short-Term Bond ETF	93,093	7,211,915
Vanguard Short-Term Inflation-Protected Securities ETF	70,286	3,538,197
Vanguard Short-Term Treasury ETF	121,428	7,169,109
Vanguard Total Bond Market ETF	47,382	3,643,676
		21,562,897
TOTAL EXCHANGE-TRADED FUNDS
(Cost $35,886,758)		35,854,105

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	70,698	70,698
TOTAL SHORT TERM INVESTMENTS
(Cost $70,698)		70,698
TOTAL INVESTMENTS – 100.0%
(Cost $35,957,456)		35,924,803
Liabilities in Excess of Other Assets – (0.0)%		(15,988)
TOTAL NET ASSETS – 100.0%		$35,908,815

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.